Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 1,120	$ 1,875
Restricted bank deposits	130	242
Trade receivables (net of allowance for doubtful accounts of $64 and $123 at June 30, 2022 and December 31 2021, respectively)	10,039	9,209
Other accounts receivable and prepaid expenses	1,324	977
Inventories	5,618	5,567
Total current assets	18,231	17,870
NON-CURRENT ASSETS:
Long-term assets	160	150
Property and equipment, net	1,373	1,097
Operating lease right-of-use assets, net	721	944
Intangible assets, net	548	20
Goodwill	4,895	4,676
Total non-current assets	7,697	6,887
Total assets	25,928	24,757
CURRENT LIABILITIES:
Current maturities of non-current loans	573	740
Operating lease liabilities, current	352	538
Trade payables	6,031	5,200
Employees and payroll accruals	992	996
Deferred revenues	422	917
Advances net of inventory in progress	144	249
Accrued expenses and other liabilities	335	112
Total current liabilities	8,849	8,752
NON-CURRENT LIABILITIES:
Loans, net of current maturities	317	681
Operating lease liabilities, non-current	403	565
Deferred revenues	327	132
Accrued severance pay	249	280
Total non-current liabilities	1,296	1,658
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY:
Share capital
Ordinary shares: Authorized; 8,000,000 shares at June 30, 2022 and December 31, 2021; Issued and outstanding: 5,701,518 and 5,250,518 shares at June 30, 2022 and December 31, 2021, respectively	84,829	83,835
Additional paid-in capital	989	1,019
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(69,792)	(70,264)
Total equity	15,783	14,347
Total liabilities and shareholders’ equity	$ 25,928	$ 24,757